Other Income	12 Months Ended
Mar. 31, 2025
Other Income [Abstract]
OTHER INCOME

16. OTHER INCOME

	For the years ended March 31,
	2025	2024	2023
	$’000	$’000	$’000

Government subsidies (note a)	-	3	49
Exchange gain on foreign currency translation	14	-	11
Others	2	-	1
Total	16	3	61

Note:

(a)

The government subsidies were granted for the year ended March 31, 2024 by the Reimbursement of Maternity Leave Pay Scheme from the Hong Kong Government to reimburse partial statutory maternity leave pay under the Employment Ordinance that is required to be paid and has been paid to the employee.

The government subsidies for the year ended March 31, 2023 were granted by the Employment Support Scheme (“ESS”) under the Anti-epidemic fund from the Hong Kong Government to provide financial support to enterprises to retain their employees. Employers participating in ESS were required to undertake and warrant that they would: (i) not implement redundancies during the subsidy period; and (ii) spend all the wage subsidies on paying wages to their employees. There were no unfulfilled conditions nor other contingencies attached to the ESS funding.